Note 1 - Basis of Presentation and General Information (Details Textual)		6 Months Ended
	May 30, 2018 shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Jan. 08, 2018
Number of Subsidiaries Contributed by Euroseas				7
Working Capital Deficit		$ (4,500,000)
Net Income (Loss) Attributable to Parent, Total		3,082,679	$ (6,118,563)
Net Income (Loss) Available to Common Stockholders, Basic, Total		2,391,754	(6,866,575)
Net Cash Provided by (Used in) Operating Activities, Total		9,963,293	(258,719)
Cash, Ending Balance		8,500,000
Restricted Cash and Cash Equivalents, Total		$ 7,400,000
The Pittas Family [Member] | Preferred Friends Investment Company, Inc [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		43.30%
Preferred Class B [Member]
Stock Issued During Period, Shares, Percentage	50.00%
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	2,254,830	103,818
Net Income (Loss) Attributable to Parent, Total		$ 0	$ 0